Risk management arising from financial instruments	12 Months Ended
Dec. 31, 2020
Risk management arising from financial instruments
Risk management arising from financial instruments

18.         Risk management arising from financial instruments:

In the normal course of business, the Company is exposed to risks related to financial instruments that can affect its operating performance. These risks, and the actions taken to manage them, are as follows:

(a)  Fair value:

The company has Level 1 financial instruments which consists of cash, accounts receivable and accounts payable and accrued liabilities which approximates their fair value given their short-term nature. The Company also has lender warrants that are considered a Level 2 financial instrument (see note 10(b)). The Company does not have any Level 3 financial instruments.

The carrying value of the non-current portion of loans payable, finance lease obligations and deferred and contingent consideration approximates their fair value given the difference between the discount rates used to recognize the liabilities in the consolidated balance sheets and the market rates of interest is insignificant.

Financial instruments are classified into one of the following categories: financial assets or financial liabilities.

(b)  Credit risk:

Credit risk arises from the potential that a counterparty will fail to perform its obligations. The Company is exposed to credit risk from patients and third-party payors including federal and state agencies (under the Medicare programs), managed care health plans and commercial insurance companies. The Company’s exposure to credit risk is mitigated in large part due to the majority of the accounts receivable balance being receivable from large, creditworthy medical insurance companies and government-backed health plans. The Company recognizes loss allowances for expected credit losses on financial assets measured at amortized cost when necessary. Loss allowances for accounts receivable are always measured at an amount equal to the expected credit losses for the subsequent 24‑month period.

(c)  Liquidity risk:

Liquidity risk is the risk that the Company may encounter difficulty in raising funds to meet its financial commitments or can only do so at excessive cost. The Company ensures there is sufficient liquidity to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and its ability to raise capital from existing or new investors and/or lenders (see note 2(a)).

(d)  Currency risk:

Currency risk is the risk to the Company’s earnings that arises from fluctuations in foreign exchange rates and the degree of volatility of those rates. The Company has minimal exposure to currency risk as substantially all of the Company’s revenue, expenses, assets and liabilities are denominated in U.S. dollars. The Company pays certain vendors and payroll costs in Canadian dollars from time to time, but due to the limited size and nature of these payments it does not give rise to significant currency risk.

(e)  Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to changes in interest rates on its cash and long-term debt. The New Credit Facility (see note 10(a)) bears interest at a rate equal to 30-day LIBOR plus 7.75%, subject to a minimum interest rate of 8.75%. A 1% increase in interest rates would result in a $700,209 increase to interest expense on the consolidated statements of net loss and comprehensive loss over the term of the New Credit Facility.